FactorShares Trust
35 Beechwood Road, Suite 2B
Summit, New Jersey 07901

February 1, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	FactorShares Trust (the “Trust”) File Nos.: 333-182274 and 811-22310

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PureFunds® ISE Big Data™ ETF, PureFunds® ISE Mobile Payments™ ETF, PureFunds® ISE Cyber Security™ ETF, and PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed on January 28, 2016 and effective January 31, 2016.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust